Report of Directors Corporate Governance - Personal objecitves for Noel and Georges (Details)	12 Months Ended
Dec. 31, 2024 area
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	100.00%
Technology transformation
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Mobilisation of value streams, percentage	83.00%
Number of future state architecture areas	4
Future state architecture providing better end-state, percentage	97.00%
Personal measures
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	10.00%
Group CEO | Technology transformation
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	4.67%
Assessment (%)	75.00%
Group CEO | Driving data quality remediation
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	2.33%
Assessment (%)	50.00%
Group CEO | Simplification of processes and organisation
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	3.00%
Assessment (%)	50.00%
Group CEO | Personal measures
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	10.00%
Weighting actual (%)	6.17%
Group CFO | Deliver activities relating to regulatory priorities
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	5.00%
Assessment (%)	75.00%
Group CFO | Enhanced disclosures and controls
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	2.50%
Assessment (%)	67.86%
Group CFO | Drive liquidity and capital management across the Group
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	2.50%
Assessment (%)	87.50%
Group CFO | Personal measures
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	10.00%
Weighting actual (%)	7.63%